DUE FROM RELATED PARTIES	3 Months Ended
Jan. 31, 2014
Accounting Policies [Abstract]
DUE FROM RELATED PARTIES

The sole officer and director of the Company has in his receipt, the funds of $15,000 related the capital stock issuance on January 1, 2009. This amount was applied against the Company’s loan owing to the Company’s sole officer and director of $10,949. Accordingly, $4,051 of funds remains from the proceeds from the share issuance. These funds are in his safe custody pending the opening of a company bank account.